Related Party Transactions (Details Narrative) - USD ($)											1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 07, 2021	Jan. 14, 2021	Jan. 14, 2021	Jan. 04, 2021	Jan. 03, 2021	Dec. 07, 2020	Nov. 20, 2020	Nov. 19, 2020	Nov. 19, 2020	Nov. 13, 2020	Mar. 31, 2019	Dec. 31, 2020	Sep. 30, 2021	Jul. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 21, 2021	Dec. 31, 2017	Dec. 31, 2016	Feb. 24, 2016
Related Party Transaction [Line Items]
Stock issued during the period																$ 9,900,205	$ 9,900,206	$ 4,304,900
Common stock, shares outstanding												35,216,000	35,216,000		35,216,000		35,216,000	35,216,000
Debt instrument convertible conversion price per share													$ 10.10		$ 10.10					$ 10.10
Corporation payment												$ 710,768	$ 49,156		$ 49,156		$ 710,768	$ 9,203
Consulting fees																	25,000	33,527
Due from related party												$ 6,250					6,250	6,250
Purchases from related party																	20,000	40,000
Lease payments											$ 5,956			$ 807	836,000	338,000	564,000	327,000	$ 33,458
Expenses from transactions with related party																		42,500
Consulting expenses																	0
Line of credit																					$ 350,000	$ 2,500,000
Network Plus LLC [Member]
Related Party Transaction [Line Items]
Corporation payment																19,000
Dakota Ag Properties [Member]
Related Party Transaction [Line Items]
Corporation lease payment															301,000	301,000
Sanford Health [Member]
Related Party Transaction [Line Items]
Corporation lease payment															589,000	435,000
Christine Hamilton [Member]
Related Party Transaction [Line Items]
Corporation payments															19,000	19,000
Christiansen Land and Cattle Ltd [Member]
Related Party Transaction [Line Items]
Corporation payments																$ 1,400,000
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of promissory note to related party															$ 1,500,000
Working Capital Loan [Member] | Officer And Directors [Member]
Related Party Transaction [Line Items]
Debt conversion description															Up to $1,500,000 of such Working Capital Loans may be convertible into units at a price of $10.00 per unit at the option of the lender, upon consummation of the Company’s Initial Business Combination. The units would be identical to the Placement Units. At September 30, 2021, no Working Capital Loans were outstanding.
IPO [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of promissory note to related party																	$ 150,000
Big Cypress Acquisition Corp [Member]
Related Party Transaction [Line Items]
Units issued during the period, shares							2,156,250
Stock issued during the period							$ 25,000
Shares issued price per share				$ 0.008			$ 0.012
Shares forfeited during the period												375,000
Common stock, shares outstanding												2,875,000	3,292,200		3,292,200		2,875,000
Shares exercised during the period				375,000
Agreement description			In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $10.10 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.10 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of this offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its Sponsor would be able to satisfy those obligations.									The Company’s initial stockholder has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and not to transfer, assign or sell the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares.			The Company’s initial stockholder has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and not to transfer, assign or sell the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares.
Proceeds from issuance of promissory note to related party		$ 150,000										$ 150,000
Debt conversion description												Up to $1,500,000 of such Working Capital Loans may be convertible into units at a price of $10.00 per unit at the option of the lender, upon consummation of the Company’s Initial Business Combination.
Service fee expense												$ 7,742	$ 30,000		$ 90,000
Big Cypress Acquisition Corp [Member] | Working Capital Loan [Member] | Officer And Directors [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price per share													$ 10.00		$ 10.00
Big Cypress Acquisition Corp [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Units issued during the period, shares			1,500,000
Shares issued price per share		$ 10.10	$ 10.10
Big Cypress Acquisition Corp [Member] | IPO [Member]
Related Party Transaction [Line Items]
Units issued during the period, shares			11,500,000
Shares issued price per share		$ 10.00	$ 10.00
Agreement description			The Company will have 15 months (or up to 21 months) from the closing of the IPO on January 14, 2021 to consummate a Business Combination (the “Combination Period”). However, if the Company is unable to complete a Business Combination within the Combination Period, the Company will redeem 100% of the outstanding public shares for a pro rata portion of the funds held in the trust account, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to the Company to pay its franchise and income taxes, divided by the number of then outstanding public shares, subject to applicable law and as further described in registration statement, and then seek to dissolve and liquidate.
Founder Shares [Member] | Big Cypress Acquisition Corp [Member]
Related Party Transaction [Line Items]
Shares forfeited during the period					375,000
Common stock, shares outstanding					2,875,000
Founder Shares [Member] | Big Cypress Acquisition Corp [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares exercised during the period			375,000
Sponsor [Member]
Related Party Transaction [Line Items]
Monthly fee												10,000			$ 10,000
Sponsor [Member] | Big Cypress Acquisition Corp [Member]
Related Party Transaction [Line Items]
Shares forfeited during the period				343,125
Common stock, shares outstanding				2,630,625
Debt instrument maturity date								This loan is non-interest bearing and payable on the earlier of March 31, 2021 or the completion of the IPO.	This loan was non-interest bearing and payable on the earlier of March 31, 2021 or the completion of the IPO. As of December 31, 2020, the Company had drawn down $150,000 under the promissory note. On January 14, 2021, the Company paid the $150,000 balance on the note from the proceeds of the IPO
Sponsor [Member] | Big Cypress Acquisition Corp [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Unsecured promissory note								$ 250,000	$ 250,000
Sponsor [Member] | Founder Shares [Member] | Big Cypress Acquisition Corp [Member]
Related Party Transaction [Line Items]
Units issued during the period, shares										2,156,250
Stock issued during the period										$ 25,000
Shares issued price per share										$ 0.012
Shares forfeited during the period	161,719			28,750		161,719
Shares owned				2,630,625
Agreement description				The Sponsor has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Ladenburg and Certain Employees [Member] | Big Cypress Acquisition Corp [Member]
Related Party Transaction [Line Items]
Shares forfeited during the period				31,875
Ladenburg and Certain Employees [Member] | Representative Shares [Member] | Big Cypress Acquisition Corp [Member]
Related Party Transaction [Line Items]
Units issued during the period, shares	161,719			28,750		161,719
Stock issued during the period	$ 1,875			$ 230		$ 1,875
Shares issued price per share	$ 0.012			$ 0.008		$ 0.012
Shares forfeited during the period				28,750	31,875
Common stock, shares outstanding				244,375
Shares exercised during the period				28,750	31,875
Shares owned					244,375
Sanford Health Corporation [Member]
Related Party Transaction [Line Items]
Due from related party												$ 10,000					$ 10,000	0
Lease payments																	$ 152,000	$ 190,000
Christiansen Land and Cattle Ltd [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Line of credit																							$ 3,000,000.0